UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2009

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

SCBF II - Intermediate Duration Institutional

Portfolio

Portfolio of Investments

December 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 36.8%
Industrial - 18.0%
Basic - 2.6%
Alcoa, Inc.
6.50%, 6/01/11 (a)	$960	$916,195
6.75%, 7/15/18 (a)	750	613,601
ArcelorMittal
6.125%, 6/01/18 (a)	2,695	1,845,423
6.50%, 4/15/14 (a)	1,105	785,684
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16 (a)	2,102	2,126,934
The Dow Chemical Co.
7.375%, 11/01/29 (a)	195	183,646
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15 (a)	1,190	1,011,500
Inco Ltd.
7.75%, 5/15/12 (a)	3,855	3,775,225
International Paper Co.
4.25%, 1/15/09 (a)	1,178	1,177,593
5.30%, 4/01/15 (a)	1,225	851,579
7.40%, 6/15/14 (a)	2,685	2,200,919
7.95%, 6/15/18 (a)	1,520	1,201,347
Ispat Inland ULC
9.75%, 4/01/14 (a)	5	4,280
Lubrizol Corp.
4.625%, 10/01/09 (a)	95	93,313
Packaging Corp. of America
5.75%, 8/01/13 (a)	875	774,473
PPG Industries, Inc.
5.75%, 3/15/13 (a)	2,020	1,997,651
Union Carbide Corp.
7.75%, 10/01/96 (a)	745	438,844
United States Steel Corp.
5.65%, 6/01/13 (a)	2,857	2,136,924
6.05%, 6/01/17 (a)	2,875	1,879,727
Weyerhaeuser Co.
6.75%, 3/15/12 (a)	25	22,379

		24,037,237

Capital Goods - 1.6%
Caterpillar Financial Services
4.50%, 6/15/09 (a)	1,488	1,483,673
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	355	312,844
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)(b)	1,170	1,044,950
Illinois Tool Works, Inc.
5.75%, 3/01/09 (a)	1,140	1,146,921
John Deere Capital Corp.
4.875%, 3/16/09 (a)	3,930	3,942,761
Lafarge SA
6.15%, 7/15/11 (a)	1,482	1,290,349
Masco Corp.
6.125%, 10/03/16 (a)	3,210	2,203,187
Mohawk Industries, Inc.
6.125%, 1/15/16 (a)	2,925	2,215,725
Tyco International Finance SA
6.00%, 11/15/13 (a)	1,175	1,102,520
Waste Management, Inc.
6.875%, 5/15/09 (a)	190	189,118

		14,932,048

Communications - Media - 1.7%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	2,790	2,802,798
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(b)	1,240	1,043,738
CBS Corp.
5.625%, 8/15/12 (a)(c)	585	481,461
6.625%, 5/15/11 (a)(c)	500	443,091
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22 (a)	1,130	1,266,004
Comcast Cable Communications, Inc.
6.875%, 6/15/09 (a)	195	195,914
Comcast Corp.
5.30%, 1/15/14 (a)	1,160	1,084,751
5.50%, 3/15/11 (a)	135	132,143
News America Holdings, Inc.
6.55%, 3/15/33 (a)	755	676,907
9.25%, 2/01/13 (a)	935	1,006,751
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	565	428,271

Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	2,465	2,482,410
Turner Broadcasting System, Inc.
8.375%, 7/01/13 (a)	2,314	2,256,805
WPP Finance Corp.
5.875%, 6/15/14 (a)	845	888,056

		15,189,100

Communications - Telecommunications - 4.3%
AT&T Corp.
7.30%, 11/15/11 (a)	1,145	1,189,616
8.00%, 11/15/31 (a)	365	458,489
British Telecommunications PLC
8.625%, 12/15/10 (a)	240	246,888
Embarq Corp.
6.738%, 6/01/13 (a)	2,150	1,816,750
7.082%, 6/01/16 (a)	4,195	3,230,150
New Cingular Wireless Services, Inc.
7.875%, 3/01/11 (a)	1,725	1,785,794
8.125%, 5/01/12 (a)	7,920	8,493,163
8.75%, 3/01/31 (a)	1,010	1,262,587
Pacific Bell Telephone Co.
6.625%, 10/15/34 (a)	2,715	2,179,963
Qwest Corp.
7.50%, 10/01/14 (a)	2,055	1,705,650
7.875%, 9/01/11 (a)	2,400	2,208,000
8.875%, 3/15/12 (a)	1,835	1,697,375
Telecom Italia Capital SA
4.00%, 1/15/10 (a)	2,785	2,562,200
6.375%, 11/15/33 (a)	305	213,500
US Cellular Corp.
6.70%, 12/15/33 (a)	2,920	2,104,441
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	990	930,615
5.25%, 4/15/13 (a)	1,495	1,500,718
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	1,335	1,314,243
Vodafone Group PLC
5.50%, 6/15/11 (a)	1,845	1,838,821
7.75%, 2/15/10 (a)	2,640	2,698,120

		39,437,083

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
4.875%, 6/15/10 (a)	630	571,327

Consumer Cyclical - Other - 0.9%
Marriott International, Inc.
Series J
5.625%, 2/15/13 (a)	2,583	1,963,080
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13 (a)	2,840	1,959,600
7.375%, 11/15/15 (a)	2,368	1,420,800
7.875%, 5/01/12 (a)	2,527	1,882,615
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	295	211,939
6.875%, 11/15/12 (a)	810	678,269

		8,116,303

Consumer Cyclical - Retailers - 0.1%
Wal-Mart Stores, Inc.
4.25%, 4/15/13 (a)	1,160	1,193,964

Consumer Non-Cyclical - 3.6%
Abbott Laboratories
3.50%, 2/17/09 (a)	2,885	2,890,291
Baxter FinCo BV
4.75%, 10/15/10 (a)	2,428	2,421,136
Bunge Ltd. Finance Corp.
5.10%, 7/15/15 (a)	1,135	825,631
5.875%, 5/15/13 (a)	1,795	1,218,776
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	2,405	2,257,809
ConAgra Foods, Inc.
7.875%, 9/15/10 (a)	309	319,737
Fisher Scientific International, Inc.
6.75%, 8/15/14 (a)	496	468,720
Fortune Brands, Inc.
4.875%, 12/01/13 (a)	1,248	1,099,192
Kraft Foods, Inc.
4.125%, 11/12/09 (a)	365	365,558
5.25%, 10/01/13 (a)	810	790,071
6.25%, 6/01/12 (a)	5,355	5,538,350
The Kroger Co.
6.80%, 12/15/18 (a)	911	941,509
7.25%, 6/01/09 (a)	2,770	2,799,124
Reynolds American, Inc.
7.25%, 6/01/13 (a)	2,405	2,158,742
7.625%, 6/01/16 (a)	2,445	2,036,228
Safeway, Inc.
5.80%, 8/15/12 (a)	15	14,913
6.50%, 3/01/11 (a)	390	391,148
Wyeth
5.50%, 2/01/14 (a)	6,398	6,499,012

		33,035,947

Energy - 1.5%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	806	773,745
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)	830	769,275
Conoco Funding Co.
6.35%, 10/15/11 (a)	25	26,301
ConocoPhillips
6.375%, 3/30/09 (a)	2,786	2,800,365
Gaz Capital SA
6.212%, 11/22/16 (a)(b)	4,975	3,232,432
Hess Corp.
6.65%, 8/15/11 (a)	45	44,982
The Premcor Refining Group, Inc.
7.50%, 6/15/15 (a)	1,404	1,264,184
Statoilhydro Asa
6.36%, 1/15/09 (a)	823	823,648
Texaco Capital, Inc.
5.50%, 1/15/09 (a)	1,775	1,776,830
Valero Energy Corp.
6.875%, 4/15/12 (a)	1,450	1,458,163
Weatherford International Ltd.
5.15%, 3/15/13 (a)	1,020	898,182
6.00%, 3/15/18 (a)	390	327,506

		14,195,613

Technology - 1.4%
Cisco Systems, Inc.
5.25%, 2/22/11 (a)	650	674,786
Computer Sciences Corp.
5.50%, 3/15/13 (a)(b)	1,490	1,334,895
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (a)	3,452	3,577,066
International Business Machines Corp.
5.375%, 2/01/09 (a)	1,237	1,239,932
Series MTN
4.375%, 6/01/09 (a)	420	421,503
Motorola, Inc.
6.50%, 9/01/25 (a)	1,340	663,229
7.50%, 5/15/25 (a)	245	134,232
7.625%, 11/15/10 (a)	131	116,099
Oracle Corp.
4.95%, 4/15/13 (a)	1,252	1,290,789
5.25%, 1/15/16 (a)	895	911,209
Xerox Corp.
7.625%, 6/15/13 (a)	505	421,470
9.75%, 1/15/09 (a)	1,846	1,844,145

		12,629,355

Transportation - Railroads - 0.2%
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)	580	511,526
Norfolk Southern Corp.
6.20%, 4/15/09 (a)	1,150	1,151,469

		1,662,995

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09 (a)	416	414,571

		165,415,543

Financial Institutions - 15.4%
Banking - 10.4%
American Express Centurion
4.375%, 7/30/09 (a)	1,730	1,703,098
American Express Co.
4.75%, 6/17/09 (a)	1,266	1,259,480
ANZ National International Ltd.
6.20%, 7/19/13 (a)(b)	1,175	1,129,798
Bank of America Corp.
3.375%, 2/17/09 (a)	1,300	1,296,351
4.50%, 8/01/10 (a)	125	124,957
4.875%, 1/15/13 (a)	3,080	3,034,080
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11 (a)	280	271,077
BankAmerica Capital II
Series 2
8.00%, 12/15/26 (a)	1,294	1,057,622
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)(d)	1,410	692,192
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	2,655	2,527,523
5.70%, 11/15/14 (a)	3,025	2,953,320
7.625%, 12/07/09 (a)	2,740	2,794,822
Capital One Bank
5.00%, 6/15/09 (a)	2,750	2,709,715
Capital One Financial Corp.
4.80%, 2/21/12 (a)	2,410	2,156,413
5.50%, 6/01/15 (a)	328	286,193
6.75%, 9/15/17 (a)	323	312,849
Citigroup, Inc.
2.326%, 6/09/09 (a)(c)	15	14,644
3.625%, 2/09/09 (a)	2,880	2,870,821
5.00%, 9/15/14 (a)	3,726	3,277,323
5.30%, 1/07/16 (a)	20	18,446
5.50%, 4/11/13 (a)	1,825	1,776,973

6.20%, 3/15/09 (a)	1,575	1,568,268
6.50%, 1/18/11 (a)	90	90,395
Compass Bank
5.50%, 4/01/20 (a)	3,219	1,977,242
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	1,140	1,082,439
Series MTN
5.80%, 6/07/12 (a)	413	402,532
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	1,223	1,164,290
The Goldman Sachs Group, Inc.
3.875%, 1/15/09 (a)	2,242	2,241,090
4.75%, 7/15/13 (a)	750	673,989
5.125%, 1/15/15 (a)	840	770,670
6.65%, 5/15/09 (a)	2,680	2,689,069
7.35%, 10/01/09 (a)	593	599,880
Huntington National Bank
4.375%, 1/15/10 (a)	980	937,508
JP Morgan & Co. Inc
6.25%, 1/15/09 (a)	2,593	2,594,247
JP Morgan Chase & Co.
3.50%, 3/15/09 (a)	2,795	2,795,271
6.75%, 2/01/11 (a)	180	184,531
Marshall & Ilsley Bank
Series BKNT
5.00%, 1/17/17 (a)	2,295	1,632,516
Marshall & Ilsley Corp.
4.375%, 8/01/09 (a)	2,210	2,170,297
5.626%, 8/17/09 (a)	1,332	1,253,110
Mellon Funding Corp.
3.25%, 4/01/09 (a)	1,593	1,589,003
Merrill Lynch & Co., Inc.
6.00%, 2/17/09 (a)	2,849	2,849,835
6.05%, 5/16/16 (a)	879	822,280
Series MTNC
4.125%, 1/15/09 - 9/10/09 (a)	1,980	1,969,673
Morgan Stanley
6.60%, 4/01/12 (a)	1,610	1,556,534
Series F
5.625%, 1/09/12 (a)	2,475	2,347,060
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(d)	615	428,485
National City Bank of Cleveland Ohio
Series BKNT
6.25%, 3/15/11 (a)	2,680	2,574,188

RBS Capital Trust III
5.512%, 9/30/14 (a)(d)	2,085	833,495
Regions Financial Corp.
6.375%, 5/15/12 (a)	2,830	2,487,819
Resona Bank Ltd.
5.85%, 4/15/16 (a)(b)(d)	240	136,050
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(d)	480	228,522
Royal Bank of Scotland Group PLC
5.00%, 10/01/14 (a)	70	60,003
6.40%, 4/01/09 (a)	1,875	1,877,653
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (a)(b)(c)	410	303,635
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(d)	1,355	818,618
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	520	508,247
Union Bank of California
Series BKNT
5.95%, 5/11/16 (a)	2,790	2,239,262
Union Planters Corp.
7.75%, 3/01/11 (a)	1,890	1,809,964
US Bancorp
5.30%, 4/28/09 (a)	2,855	2,863,885
Wachovia Corp.
3.625%, 2/17/09 (a)	2,835	2,823,371
5.35%, 3/15/11 (a)	50	47,710
Series MTN
5.50%, 5/01/13 (a)	2,615	2,585,819
Wells Fargo & Co.
3.125%, 4/01/09 (a)	2,905	2,909,834
4.20%, 1/15/10 (a)(c)	1,035	1,038,213
Zions Banc Corp.
5.50%, 11/16/15 (a)	930	657,704

		95,461,903

Finance - 3.2%
American General Finance Corp.
Series MTNI
4.625%, 5/15/09 (a)	2,505	2,148,481
CIT Group, Inc.
5.85%, 9/15/16 (a)	2,435	1,714,556
7.625%, 11/30/12 (a)	2,350	1,983,797
Series MTN
5.125%, 9/30/14 (a)	585	417,536
General Electric Capital Corp.
4.80%, 5/01/13 (a)	5,390	5,303,178

HSBC Finance Corp.
5.875%, 2/01/09 (a)	1,195	1,194,739
7.00%, 5/15/12 (a)	1,410	1,412,140
International Lease Finance Corp.
3.50%, 4/01/09 (a)	2,795	2,653,869
6.375%, 3/15/09 (a)	2,730	2,620,986
Series R
5.65%, 6/01/14 (a)	329	214,921
SLM Corp.
Series A
5.45%, 4/25/11 (a)	3,140	2,478,606
Series MTN
5.125%, 8/27/12 (a)	725	542,560
5.40%, 10/25/11 (a)	2,076	1,570,357
Series MTNA
4.50%, 7/26/10 (a)	70	60,751
5.375%, 1/15/13 - 5/15/14 (a)	6,270	4,403,883

		28,720,360

Insurance - 1.3%
Aegon NV
4.75%, 6/01/13 (a)(c)	395	337,347
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16 (a)	740	521,689
The Allstate Corp.
6.125%, 5/15/37 (a)(d)	2,480	1,440,392
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09 (a)	1,233	1,231,936
Assurant, Inc.
5.625%, 2/15/14 (a)	700	531,969
Genworth Financial, Inc.
4.75%, 6/15/09 (a)	1,096	1,076,786
5.231%, 5/16/09 (a)	994	973,648
Series MTN
6.515%, 5/22/18 (a)	2,555	885,959
Humana, Inc.
6.30%, 8/01/18 (a)	815	610,553
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	880	568,866
MetLife, Inc.
5.00%, 11/24/13 (a)	780	713,401
5.375%, 12/15/12 (a)	10	9,423
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13 (a)	1,700	1,380,828
UnitedHealth Group, Inc.
4.125%, 8/15/09 (a)	928	913,563

XL Capital Ltd.
5.25%, 9/15/14 (a)	1,545	858,008
6.25%, 5/15/27 (a)	15	7,110

		12,061,478

REITS - 0.5%
Healthcare Realty Trust, Inc.
5.125%, 4/01/14 (a)	1,547	932,051
Nationwide Health Properties, Inc.
6.50%, 7/15/11 (a)	70	63,540
Simon Property Group LP
5.00%, 3/01/12 (a)	2,830	2,235,966
5.625%, 8/15/14 (a)	2,184	1,456,680

		4,688,237

		140,931,978

Utility - 3.4%
Electric - 2.1%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	1,380	1,358,861
Exelon Corp.
6.75%, 5/01/11 (a)	1,640	1,600,586
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	5,410	5,113,835
Series C
7.375%, 11/15/31 (a)	1,648	1,559,034
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	525	523,694
Nisource Finance Corp.
6.80%, 1/15/19 (a)	2,690	1,691,346
7.875%, 11/15/10 (a)	750	686,318
Pacific Gas & Electric Co.
3.60%, 3/01/09 (a)	2,890	2,881,980
4.80%, 3/01/14 (a)	1,180	1,158,826
Progress Energy, Inc.
7.10%, 3/01/11 (a)	480	475,742
Public Service Company of Colorado
Series 10
7.875%, 10/01/12 (a)	535	562,639
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(b)	1,165	1,167,453
Wisconsin Energy Corp.
6.25%, 5/15/67 (a)(d)	1,271	629,145

		19,409,459

Natural Gas - 1.1%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	430	422,740

Energy Transfer Partners LP
6.70%, 7/01/18 (a)	2,245	1,892,293
7.50%, 7/01/38 (a)	2,560	1,998,863
Enterprise Products Operating LLC
Series B
5.60%, 10/15/14 (a)	690	585,422
Sempra Energy
4.75%, 5/15/09 (a)	2,860	2,824,470
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (a)(d)	2,710	1,211,351
Williams Cos, Inc.
7.875%, 9/01/21 (a)	670	512,550
8.125%, 3/15/12 (a)(c)	965	889,006

		10,336,695

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18 (a)	1,715	1,520,187

		31,266,341

Total Corporates - Investment Grades (cost $382,186,313)		337,613,862

MORTGAGE PASS-THRU’S - 25.4%
Agency Fixed Rate 30-Year - 25.2%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 12/01/35 (a)	8,425	8,552,182
Series 2007
5.50%, 7/01/35 (a)	3,900	4,009,065
7.00%, 2/01/37 (a)	8,456	8,821,543
Series 2008
5.50%, 4/01/38 (a)	8,639	8,852,560
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33 (a)	7,503	7,679,920
5.50%, 4/01/33 - 7/01/33 (a)	15,564	15,992,506
Series 2004
5.50%, 4/01/34 - 11/01/34 (a)	12,515	12,854,381
6.00%, 9/01/34 (a)	712	734,613
Series 2005
4.50%, 5/01/35 - 9/01/35 (a)	15,887	16,130,966
5.50%, 2/01/35 (a)	9,858	10,129,075
6.00%, 4/01/35 (a)	6,881	7,100,672
Series 2006
5.00%, 2/01/36 (a)	22,382	22,882,762
5.50%, 4/01/36 (a)	11,708	12,015,714
6.50%, 9/01/36 - 11/01/36 (a)	27,506	28,601,659
Series 2007
4.50%, 9/01/35 - 3/01/36 (a)	9,707	9,867,068

5.00%, 11/01/35 - 7/01/36 (a)	4,246	4,343,530
5.50%, 5/01/36 - 11/01/36 (a)	14,172	14,544,605
6.50%, 9/01/37 (a)	132	137,183
Series 2008
5.50%, 12/01/35 - 3/01/37 (a)	37,268	38,247,731

		231,497,735

Agency ARMS - 0.2%
Federal Home Loan Mortgage Corp.
Series 2006
5.758%, 12/01/36 (a)(c)	135	137,996
5.821%, 12/01/36 (a)(c)	1,128	1,140,944
Federal National Mortgage Association
Series 2007
5.933%, 2/01/37 (a)(c)	28	28,616
5.968%, 3/01/37 (a)(c)	26	26,449

		1,334,005

Total Mortgage Pass-Thru’s (cost $223,404,047)		232,831,740

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.5%
Non-Agency Fixed Rate CMBS - 14.4%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)	1,877	1,801,835
Series 2004-4, Class A3
4.128%, 7/10/42 (a)	2,030	1,991,918
Series 2004-6, Class A2
4.161%, 12/10/42 (a)	2,956	2,860,505
Series 2005-6, Class A4
5.18%, 9/10/47 (a)	250	204,896
Series 2006-5, Class A4
5.414%, 9/10/47 (a)	5,540	4,379,293
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36 (a)	50	48,007
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (a)	180	144,802
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)	2,965	2,547,053
Series 2006-PW12, Class A4
5.718%, 9/11/38 (a)	1,370	1,114,485
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.358%, 4/15/40 (a)	150	130,003
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A2B
5.248%, 12/10/46 (a)	310	253,268

Series 2006-C8, Class A4
5.306%, 12/10/46 (a)	3,875	2,828,206
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)	168	164,917
Series 2004-C1, Class A4
4.75%, 1/15/37 (a)	1,220	1,049,090
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)	2,265	1,880,485
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38 (a)	5,245	4,239,780
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)	220	161,868
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)	3,055	2,370,449
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	2,830	2,598,811
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	2,300	1,998,313
Series 2003-C2, Class A3
4.533%, 1/05/36 (a)	1,235	1,153,627
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	3,004	2,842,716
Series 2007-GG9, Class A2
5.381%, 3/10/39 (a)	65	51,237
Series 2007-GG9, Class A4
5.444%, 3/10/39 (a)	5,490	4,178,614
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (a)	2,245	1,844,743
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38 (a)	270	248,498
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	2,960	2,389,205
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	2,635	2,398,382
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	2,015	1,839,491
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	1,460	1,173,798
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	4,960	3,816,136

Series 2006-CB16, Class A4
5.552%, 5/12/45 (a)	3,865	2,984,091
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	5,795	4,398,490
Series 2007-LD11, Class A2
5.804%, 6/15/49 (a)	5,880	4,494,820
Series 2007-LDPX, Class A3
5.42%, 1/15/49 (a)	5,465	3,863,576
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32 (a)	3,920	3,358,304
Series 2004-C4, Class A4
5.226%, 6/15/29 (a)	4,015	3,390,397
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	2,185	2,126,259
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	2,000	1,641,536
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	2,000	1,651,222
Series 2006-C3, Class A4
5.661%, 3/15/39 (a)	595	484,642
Series 2006-C4, Class A4
5.883%, 6/15/38 (a)	125	102,827
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	4,575	3,589,115
Series 2006-C7, Class A3
5.347%, 11/15/38 (a)	5,480	4,268,397
Series 2007-C1, Class A4
5.424%, 2/15/40 (a)	25	18,547
Series 2008-C1, Class A2
6.149%, 4/15/41 (a)	3,290	2,527,509
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.242%, 11/12/37 (a)	1,850	1,526,954
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)	3,575	3,390,002
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.909%, 6/12/46 (a)	2,180	1,746,649
Morgan Stanley Capital I
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)	3,830	3,216,666
Series 2005-T17, Class A5
4.78%, 12/13/41 (a)	3,420	2,820,730
Series 2007-HQ13, Class A3
5.569%, 12/15/44 (a)	5,240	3,843,088

Series 2007-IQ15, Class A4
5.881%, 6/11/49 (a)	2,770	2,052,219
Series 2007-T27, Class A4
5.65%, 6/13/42 (a)	6,210	4,740,491
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45 (a)	5,285	4,221,191
Series 2007-C31, Class A4
5.509%, 4/15/47 (a)	5,345	3,846,957
Series 2007-C32, Class A2
5.736%, 6/15/49 (a)	5,285	4,133,357
Series 2007-C32, Class A3
5.741%, 6/15/49 (a)	4,140	3,033,594

		132,176,061

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.316%, 3/06/20 (a)(b)(c)	1,180	755,882

Total Commercial Mortgage-Backed Securities (cost $161,736,301)		132,931,943

BANK LOANS - 3.6%
Industrial - 3.2%
Basic - 0.4%
Dresser, Inc.
2.71125%-4.48625%, 5/04/14 (c)	485	302,495
Georgia-Pacific Corp.
2.58125%-4.18938%, 12/20/12 (c)	574	469,392
Hexion Specialty
3.75%, 5/05/13 (c)	224	91,677
6.188%, 5/05/13 (c)	1,032	423,113
John Maneely Co.
5.85625%-8.00%, 12/09/13 (c)	774	420,129
Lyondellbasell
7.00%, 12/22/14 (c)	497	223,871
MMG Packaging Acquisition
6.96%, 3/08/15 (c)	236	15,734
Momentive Performance
2.75%, 12/04/13 (c)	977	633,069
Newpage Corp.
5.313%, 12/22/14 (c)	371	235,744
Oshkosh Truck Corp.
1.97%-3.7%, 12/06/13 (c)	440	255,312
Univar Corp. Opco
4.459%, 10/10/14 (c)	248	146,849
Wimar Opco LLC
6.50%, 1/03/12 (c)	550	126,847

		3,344,232

Capital Goods - 0.2%
Clarke American Corp.
2.96125%-6.38250%, 6/30/14 (c)	395	197,494
Fenwal, Inc.
4.446%, 2/28/14 (c)	1,330	804,499
Manitowoc Co., Inc.
0.75%-6.5%, 8/25/14 (c)	350	246,050
Ravago Holding America, Inc.
6.813%, 1/30/14 (c)	491	294,750
Sequa Corp.
3.73%-5.08%, 12/03/14 (c)	278	148,176
United Subcontractor
6.92%-9.34%, 12/27/12 (c)(e)	1,145	152,634

		1,843,603

Communications - Media - 0.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.96%, 7/03/14 (c)	395	255,340
Charter Communications Operating LLC
4.16%-5.47%, 3/06/14 (c)	1,980	1,445,954
CSC Holdings, Inc. (Cablevision)
2.945%, 3/29/13 (c)	729	614,499
IDEARC, Inc. (Verizon)
2.47%-3.46%, 11/17/14 (c)	1,372	416,498
Univision Communications, Inc.
2.711%, 9/29/14 (c)	1,000	408,060
VML US Finance LLC
2.72%, 5/27/13 (c)	250	123,750

		3,264,101

Communications - Telecommunications - 0.6%
Alltel Corp.
3.939%, 5/15/15 (c)	741	731,212
Cequel Communications LLC (Cebridge)
4.235%-6.33375%, 11/05/13 (c)	247	158,916
8.235%-9.1925%, 5/05/14 (c)	967	406,328
Crown Castle Operating Company
5.376%, 3/06/14 (c)	491	336,506
Level 3 Communications
7.00%, 3/13/14 (c)	1,500	942,495
Nielsen Finance LLC
3.825%-4.3875%, 8/09/13 (c)	494	331,597
Proquest
2.98%, 2/10/14 (c)	953	762,667
Sorenson Communications, Inc.
2.97%, 8/16/13 (c)	860	687,719
7.47%, 2/16/14 (c)	826	611,123
Telesat Canada
3.47%-6.52%, 10/31/14 (c)	684	462,066

4.46%, 10/31/14 (c)		59	39,685

			5,470,314

Consumer Cyclical - Automotive - 0.2%
Allison Transmission, Inc.
4.19%-5.00%, 8/07/14 (c)		487	273,697
Chrysler Financial Services Americas LLC
6.00%, 8/03/12 (c)		289	150,179
Ford Motor Co.
5.00%, 12/15/13 (c)		1,470	589,220
General Motors Corp.
5.795%, 11/29/13 (c)		737	332,205
Lear Corp.
2.96125%-4.75%, 4/25/12 (c)		493	223,265
Visteon Corp.
7.75%, 6/13/13 (c)		1,000	246,000

			1,814,566

Consumer Cyclical - Other - 0.2%
Harrah’s Operating Co., Inc.
4.45875%-6.535%, 1/28/15 (c)		748	440,927
Las Vegas Sands LLC
2.22%, 5/23/14 (c)		198	91,644
On Assignment, Inc.
2.72%, 1/31/13 (c)		651	494,967
Six Flags, Inc.
2.73%-6.14%, 4/30/15 (c)		985	571,300

			1,598,838

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.00%-5.26625%, 9/05/13 (c)		160	127,647
Neiman Marcus Group, Inc.
4.193%, 4/06/13 (c)		500	317,000
Rite Aid Corp.
2.22%-3.63%, 6/04/14 (c)		248	138,950

			583,597

Consumer Non-Cyclical - 0.5%
Aramark Corp.
2.025%-2.03756%, 1/26/14 (c)	GBP	30	24,437
3.334%, 1/26/14 (c)		467	384,653
Best Brands Corp.
2.5%-7.93125%, 12/12/12 (c)(e)		$382	210,231
CHS/Community Health Systems, Inc
4.44%-4.45%, 7/25/14 (c)		680	529,588
CHS/Community Health Systems, Inc.
3.40%, 7/25/14 (c)(f)		35	27,094
HCA, Inc.
3.709%, 11/18/13 (c)		1,470	1,147,012

HCR Healthcare, LLC
2.96125%-9.00%, 12/22/14 (c)	491	336,417
Health Management Associates
3.209%, 2/28/14 (c)	377	233,514
Mylan Laboratories, Inc.
3.75%-6.75%, 10/02/14 (c)	441	371,357
Supervalu, Inc.
2.689%, 6/02/12 (c)	226	178,613
Talecris Biotherepeutics, Inc.
5.64%, 12/06/13 (c)	687	577,188
Wrigley Jr Company
7.75%, 10/06/14 (c)	600	573,000

		4,593,104

Energy - 0.1%
Ashmore Energy International
0.36125%-3.1%, 3/30/12 (c)	90	55,163
4.459%, 3/30/14 (c)	388	238,691
Dalbo, Inc.
5.5%-7.38250%, 8/27/12 (c)	425	340,181
Infrastrux Group, Inc.
0.5%-4.21125%, 11/03/12 (c)(e)	792	657,007

		1,291,042

Other Industrial - 0.0%
Education Management Corp.
3.25%, 6/01/13 (c)	722	446,412

Services - 0.3%
Client Logic Corp.
6.5%-9.78875%, 1/30/14 (c)	683	409,797
First Data Corp.
3.211%, 9/24/14 (c)	838	533,906
N.E.W. Holdings LLC
4.68938%-7.02375%, 5/22/14 (c)	491	328,955
PGT Industries, Inc.
6.25%, 2/14/12 (c)	235	152,626
Tandus Corp.
4.32%-4.68938%, 5/08/14 (c)	484	266,045
Travelport LLC
2.71125%-3.70875%, 8/23/13 (c)	333	144,118
3.709%, 8/23/13 (c)	67	28,917
West Corp.
2.84625%-4.265%, 10/24/13 (c)	2,211	1,356,823

		3,221,187

Technology - 0.2%
Dealer Computer Services, Inc.
2.461%, 10/26/12 (c)	1,265	581,843
5.961%, 10/26/13 (c)	496	161,280

Freescale Semiconductor, Inc.
3.931%, 11/29/13 (c)	389	226,225
IPC Systems, Inc.
3.709%, 6/02/14 (c)	695	359,999
6.75%, 6/01/15 (c)	750	112,500
Sungard Data Systems, Inc.
3.575%-4.1375%, 2/28/14 (c)	494	330,430

		1,772,277

Transportation - Airlines - 0.0%
Delta Airlines
5.149%, 4/30/14 (c)	271	129,902

		29,373,175

Utility - 0.3%
Electric - 0.2%
Calpine Corp.
4.335%, 3/29/14 (c)	496	364,526
FirstLight Power Resources, Inc.
5.966%, 5/01/14 (c)	800	400,000
Texas Competitive Electric Holdings Company LLC
3.96125%-5.88750%, 10/10/14 (c)	1,386	957,240

		1,721,766

Other Utility - 0.1%
GBGH LLC
2.00%-9.50%, 8/07/13 (c)(e)	703	611,982

		2,333,748

Financial Institutions - 0.1%
Brokerage - 0.0%
Ameritrade Holdings Corp.
2.38%, 12/31/12 (c)	250	212,500

Finance - 0.1%
LPL Holdings
2.21125%-3.20875%, 6/28/13 (c)	488	346,172

REITS - 0.0%
Crescent Resources
3.961%, 9/07/12 (c)	1,812	303,551

		862,223

Total Bank Loans (cost $55,265,200)		32,569,146

INFLATION-LINKED SECURITIES - 3.0%
United States - 3.0%
U.S. Treasury Notes
2.00%, 4/15/12 (TIPS) (a)	8,707	8,490,218
3.00%, 7/15/12 (TIPS) (a)	19,285	18,900,554

Total Inflation-Linked Securities (cost $29,270,518)		27,390,772

GOVERNMENTS - TREASURIES - 2.6%
United Kingdom - 1.8%
United Kingdom Gilt
4.25%, 3/07/11 (a)	GBP	2,900	4,387,519
5.00%, 3/07/12 (a)		7,995	12,451,643

			16,839,162

United States - 0.8%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)		$1,930	2,564,187
U.S. Treasury Notes
2.125%, 1/31/10 (a)(g)		4,785	4,872,661

			7,436,848

Total Governments - Treasuries (cost $24,258,558)			24,276,010

AGENCIES - 2.5%
Agency Debentures - 2.5%
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17 (a)		9,665	11,198,400
Federal National Mortgage Association
6.25%, 5/15/29 (a)		8,440	11,523,892
6.625%, 11/15/30 (a)		460	664,149

Total Agencies (cost $20,650,058)			23,386,441

GOVERNMENTS - SOVEREIGN BONDS - 1.9%
Brazil - 0.8%
Republic of Brazil
8.25%, 1/20/34 (a)		5,970	7,298,325

Peru - 0.6%
Republic of Peru
8.375%, 5/03/16 (a)		1,470	1,583,925
9.875%, 2/06/15 (a)		3,120	3,588,000

			5,171,925

Russia - 0.5%
Russian Federation
7.50%, 3/31/30 (a)(b)		5,756	5,019,752

Total Governments - Sovereign Bonds (cost $17,531,217)			17,490,002

CORPORATES - NON-INVESTMENT GRADES - 1.8%
Industrial - 1.3%
Basic - 0.1%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)		730	65,700
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(b)		1,035	548,550

Stora Enso Oyj
7.375%, 5/15/11 (a)	65	51,823
Westvaco Corp.
8.20%, 1/15/30 (a)	435	331,071

		997,144

Capital Goods - 0.1%
Owens Corning, Inc.
6.50%, 12/01/16 (a)(c)	1,801	1,304,297

Communications - Media - 0.2%
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	755	671,950
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	1,640	196,800
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	730	673,425

		1,542,175

Communications - Telecommunications - 0.7%
Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	425	303,875
Series B
7.50%, 2/15/14 (a)	250	178,750
Sprint Capital Corp.
7.625%, 1/30/11 (a)	2,710	2,262,850
8.375%, 3/15/12 (a)	4,415	3,532,000

		6,277,475

Consumer Cyclical - Automotive - 0.0%
General Motors Corp.
8.25%, 7/15/23 (a)	1,115	183,975

Consumer Cyclical - Other - 0.1%
Centex Corp.
5.45%, 8/15/12 (a)	1,168	864,320
Harrah’s Operating Co., Inc.
5.625%, 6/01/15 (a)	525	89,250
5.75%, 10/01/17 (a)	201	31,155
6.50%, 6/01/16 (a)	624	96,720

		1,081,445

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17 (a)	405	245,758

Consumer Non-Cyclical - 0.0%
Tyson Foods, Inc.
7.85%, 4/01/16 (a)	15	11,100

Transportation - Airlines - 0.1%
UAL Pass Through Trust
Series 071A
6.636%, 7/02/22 (a)	1,181	696,648

		12,340,017

Utility - 0.4%
Electric - 0.4%
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)	1,175	834,250
Edison Mission Energy
7.00%, 5/15/17 (a)	860	748,200
NRG Energy, Inc.
7.25%, 2/01/14 (a)	1,085	1,014,475
7.375%, 2/01/16 (a)	635	590,550

		3,187,475

Financial Institutions - 0.1%
Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.20%, 9/26/14 (a)(h)	1,108	105,260
7.875%, 11/01/09 (a)(h)	2,323	220,685
Series MTNG
4.80%, 3/13/14 (a)(h)	698	66,310

		392,255

Insurance - 0.1%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)	1,230	551,965

REITS - 0.0%
AMR REAL ESTATE PTR/FIN
7.125%, 2/15/13 (a)	550	379,500

		1,323,720

Total Corporates - Non-Investment Grades (cost $29,567,153)		16,851,212

ASSET-BACKED SECURITIES - 1.5%
Home Equity Loans - Floating Rate - 1.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
2.52%, 12/25/32 (a)(c)	651	516,454
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
0.741%, 5/25/37 (a)(c)	65	2,823
Countrywide Asset-Backed Certificates
Series 2002-4, Class A1
1.211%, 2/25/33 (a)(c)	4	3,245
Series 2006-S5, Class A1
0.581%, 6/25/35 (a)(c)	11	9,355

Credit-Based Asset Servicing and Securitization LLC.
Series 2003-CB1, Class AF
3.95%, 1/25/33 (a)(i)	55	50,793
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
0.641%, 12/25/35 (a)(c)	429	419,091
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
0.768%, 1/20/35 (a)(c)	817	559,729
Series 2006-1, Class M1
0.788%, 1/20/36 (a)(c)	34	22,121
Series 2007-1, Class M1
0.888%, 3/20/36 (a)(c)	110	30,514
Series 2007-2, Class M1
0.818%, 7/20/36 (a)(c)	40	10,173
Home Equity Asset Trust
Series 2007-2, Class M1
0.901%, 7/25/37 (a)(c)	4,620	136,521
Series 2007-3, Class M1
0.821%, 8/25/37 (a)(c)	4,590	171,758
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M2
0.861%, 1/25/36 (a)(c)	1,515	227,826
Series 2007-WF1, Class 2A2
0.601%, 5/25/37 (a)(c)	7,980	5,359,073
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.581%, 11/25/36 (a)(c)	155	126,422
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2
0.571%, 1/25/37 (a)(c)	375	258,375
Mastr Asset Backed Securities Trust
Series 2006-NC2, Class A3
0.581%, 8/25/36 (a)(c)	220	182,678
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.601%, 4/25/37 (a)(c)	3,756	2,782,684
Option One Mortgage Loan Trust
Series 2006-3, Class M1
0.701%, 2/25/37 (a)(c)	1,200	36,552
RAAC Series
Series 2006-SP3, Class A1
0.551%, 8/25/36 (a)(c)	407	378,531
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
0.641%, 3/25/35 (a)(c)	176	150,986

Series 2005-RZ1, Class A2
0.671%, 4/25/35 (a)(c)	420	302,841
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
0.601%, 7/25/37 (a)(c)	85	58,451
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.771%, 4/25/34 (a)(c)	68	38,492

		11,835,488

Home Equity Loans - Fixed Rate - 0.1%
Bayview Financial Acquisition Trust
Series 2005-D, Class AF2
5.402%, 12/28/35 (a)	60	51,232
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)	581	387,140
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (a)	141	36,695
Credit-Based Asset Servicing and Securitization LLC.
Series 2005-CB4, Class AF2
4.751%, 8/25/35 (a)	21	17,084
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (a)	173	172,950
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (a)	242	232,472
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	174	173,163

		1,070,736

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(b)	700	454,998

Credit Cards - Fixed Rate - 0.0%
Citibank Credit Card Issuance Trust
Series 2006-A2, Class A2
4.85%, 2/10/11 (a)	110	109,946

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.571%, 2/25/47 (a)(b)(c)	1,410	28,200

Total Asset-Backed Securities (cost $31,228,843)		13,499,368

CMOS - 1.1%
Non-Agency ARMS - 0.8%
Bear Stearns Alt-A Trust
Series 2006-3, Class 22A1
6.064%, 5/25/36 (a)(d)	15	6,811
Series 2007-1, Class 21A1
5.697%, 1/25/47 (a)(d)	176	82,096
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.117%, 5/25/35 (a)(d)	3,011	1,969,536
Countrywide Alternative Loan Trust
Series 2006-OA7, Class 1A1
4.383%, 6/25/46 (a)(d)	4,417	1,685,410
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.098%, 6/26/35 (a)(b)	1,555	1,392,080
Indymac INDA Mortgage Loan Trust
Series 2006-AR2, Class 1A1
5.929%, 9/25/36 (a)(d)	619	263,358
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.143%, 5/25/36 (a)(d)	1,567	725,956
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.149%, 12/25/35 (a)	12	9,193
Residential Funding Mortgage Securities, I Inc.
Series 2005-SA3, Class 3A
5.239%, 8/25/35 (a)(d)	1,945	1,152,952

		7,287,392

Non-Agency Floating Rate - 0.3%
Banc of America Funding Corp.
Series 2007-B, Class A1
0.718%, 4/20/47 (a)(c)	108	46,708
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
3.256%, 12/25/35 (a)(c)	1,019	448,128
Series 2006-OA14, Class 3A1
3.106%, 11/25/46 (a)(c)	2,796	978,602
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.067%, 7/25/36 (a)(d)	100	45,980
Series 2006-S1, Class 3A1
0.581%, 3/25/36 (a)(c)	202	181,965
Lehman XS Trust
Series 2007-4N, Class M1
0.921%, 3/25/47 (a)(c)	145	4,897

MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.791%, 10/25/28 (a)(c)		10	6,949
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
0.708%, 7/20/36 (a)(c)		48	24,204
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
0.911%, 10/19/34 (a)(c)		915	462,278
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class B1
1.071%, 10/25/45 (c)(j)		58	6,298
Series 2005-AR13, Class B2
1.101%, 10/25/45 (c)(j)		58	4,778
Series 2007-OA1, Class A1A
2.956%, 2/25/47 (a)(c)		88	32,933
Series 2007-OA3, Class B1
0.921%, 4/25/47 (a)(c)		25	904

			2,244,624

Agency Floating Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
1.721%, 5/28/35 (a)(c)		323	278,007

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36 (a)		323	251,428

Total CMOs (cost $19,469,147)			10,061,451

GOVERNMENTS - SOVEREIGN AGENCIES - 1.1%
United Kingdom - 1.1%
Lloyds TSB Bank PLC
4.00%, 11/17/11 (a)	GBP	709	1,058,931
4.125%, 11/14/11		1,348	2,016,438
Series EMTN
4.625%, 11/04/11 (a)		4,583	6,951,001

Total Governments - Sovereign Agencies (cost $10,415,088)			10,026,370

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Russia - 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(b)		$2,825	1,610,250
7.75%, 5/29/18 (a)(b)		5,280	3,405,600

Total Quasi-Sovereigns (cost $7,934,242)			5,015,850

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)	39,550	15,425
Federal National Mortgage Association
8.25% (a)(d)	59,175	49,115

Total Preferred Stocks (cost $2,468,125)		64,540

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (k) (cost $14,393,343)	14,393,343	14,393,343

Total Investments - 97.9% (cost $1,029,778,153)		898,402,050
Other assets less liabilities - 2.1%		18,927,948

Net Assets - 100.0%		$917,329,998

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$72,500	9/17/10	3 Month LIBOR	2.780%	$2,160,780

Citigroup	30,495	9/17/18	3 Month LIBOR	4.110%	4,395,610

Morgan Stanley	15,250	9/17/13	3 Month LIBOR	3.550%	1,112,092

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. Treasury Note 10 Yr Futures	392	March 2009	$46,404,137	$49,294,000	$2,889,863

Purchased Contracts (continued)

U.S. Treasury Note 5 Yr Futures	43	March 2009	$4,982,750	$5,119,352	$136,602

$3,026,465

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 2/26/09	1	$2,206	$2,065	$(141)
British Pound settling 2/26/09	67	99,330	96,337	(2,993)
Sale Contracts:
British Pound settling 2/26/09	18,651	28,464,580	26,779,876	1,684,704

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $851,428,494.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2008, the aggregate market value of these securities amounted to $26,973,317 or 2.9% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2008.
(d)	Variable rate coupon, rate shown as of December 31, 2008.
(e)	Pay-In-Kind Payments (PIK).
(f)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower's discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $18,063 and $(4,795), respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $1,502,022.
(h)	Security is in default and is non-income producing.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2008.
(j)	Illiquid security, valued at fair value. (See note A)
(k)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2008, the fund's total exposure to subprime investments was 1.95%. These investments are valued in accordance with the fund's Valuation Policies.

Currency Abbreviations:
GBP	-	Great British Pound

Glossary:
LIBOR	-	London Interbank Offered Rates
TIPS	-	Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

December 31, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$14,393,343	$3,026,465
Level 2	817,547,828	1,681,570
Level 3	66,460,879	7,668,482

Total	$898,402,050	$12,376,517

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 10/1/2008	$88,532,857	$(2,089,946)
Accrued discounts /premiums	33,837	– 0 –
Realized gain (loss)	(1,650,102)	– 0 –	*
Change in unrealized appreciation/depreciation	(17,260,319)	9,758,428
Net purchases (sales)	1,406,041	– 0 –
Net transfers in and/or out of Level 3	(4,601,435)	– 0 –

Balance as of 12/31,08	$66,460,879	$7,668,482

Net change in unrealized appreciation/depreciation from Investments still held as of 12/31/2008	$(18,396,178)	$9,758,428

*	The realized gain (loss) recognized during the period ended 12/31/2008 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 20, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 20, 2009

4